Shareholders' equity - PSU Plan Transactions (Details) - Performance share units	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance, January 1 (in units)	1,377,408	1,862,267
Granted (in units)	873,123	545,898
Exercised (in units)	(675,729)	(748,593)
Forfeited (in units)	(368,185)	(282,164)
Balance, December 31 (in units)	1,206,617	1,377,408